Patents	6 Months Ended
Dec. 31, 2017
Patents [Abstract]
Patents

Note 3 – Patents

The cost of the Luoxis patents were $380,000 when they were acquired in connection with the 2013 formation of Luoxis and are being amortized over the remaining U.S. patent lives of approximately 15 years, which expires in March 2028. Patents consist of the following:

	As of December 31,	As of June 30,
	2017	2017

Patents	$380,000	$380,000
Less accumulated amortization	(121,000)	(109,000)
Patents, net	$259,000	$271,000

The amortization expense was as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Amortization expense	$6,000	$6,000	$12,000	$13,000